Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025
Securities Purchase Agreement [Member] | Convertible Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount		$ 46.3
SAFEs [Member] | Thesis Inc. [Member]
Related Party Transaction [Line Items]
Proceeds from related party	$ 1.0